Debt Credit Facilities (Details) $ in Millions	9 Months Ended
	Sep. 30, 2017 USD ($)
Line of Credit Facility [Line Items]
Line of Credit Facility, Current Borrowing Capacity	$ 2,100
Long-term Line of Credit	55
Letters of Credit Outstanding, Amount	1
Line of Credit Facility, Remaining Borrowing Capacity	2,044
Line of Credit Facility, Maximum Borrowing Capacity	2,300
Andeavor Logistics Revolving Credit Facility (a)
Line of Credit Facility [Line Items]
Line of Credit Facility, Current Borrowing Capacity	600	[1]
Long-term Line of Credit	35	[1]
Letters of Credit Outstanding, Amount	0	[1]
Line of Credit Facility, Remaining Borrowing Capacity	$ 565	[1]
Line of Credit Facility, Expiration Date	Jan. 29, 2021	[1]
Andeavor Logistics Dropdown Credit Facility
Line of Credit Facility [Line Items]
Line of Credit Facility, Current Borrowing Capacity	$ 1,000
Long-term Line of Credit	0
Letters of Credit Outstanding, Amount	0
Line of Credit Facility, Remaining Borrowing Capacity	$ 1,000
Line of Credit Facility, Expiration Date	Jan. 29, 2021
WNRL Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Current Borrowing Capacity	$ 500
Long-term Line of Credit	20
Bridge Loan	10
Letters of Credit Outstanding, Amount	1
Line of Credit Facility, Remaining Borrowing Capacity	$ 479
Line of Credit Facility, Expiration Date	Oct. 16, 2018
Debt, Weighted Average Interest Rate	3.24%
Debt Instrument, Interest Rate, Effective Percentage	3.50%
Andeavor Logistics Revolving Credit Facility [Domain]
Line of Credit Facility [Line Items]
Debt, Weighted Average Interest Rate	3.49%
Maximum [Member] | WNRL Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Long-term Line of Credit	$ 25
Debt Instrument, Basis Spread on Variable Rate	0.75%
eurodollar rate (LIBOR)	1.75%
Minimum | WNRL Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate	1.75%
eurodollar rate (LIBOR)	2.75%
Western Refining Logistics
Line of Credit Facility [Line Items]
Long-term Debt, Fair Value	$ 25

[1]	The weighted average interest rates for borrowings under the Andeavor Logistics Revolving Credit Facility and the WNRL Revolving Credit Facility were 3.49% and 3.24%, respectively, at September 30, 2017.